Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000171230 | 121+ Days
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000171230 | 91 - 120 Days
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171230 | 61 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171230 | 31 - 60 Days
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171230 | 1 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000171230 | AssetU.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	12.20%
C000171230 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	24.90%
C000171230 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	62.90%
C000011343 | 121+ Days
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000011343 | 91 - 120 Days
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000011343 | 61 - 90 Days
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011343 | 31 - 60 Days
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011343 | 1 - 30 Days
Holdings [Line Items]
Percent of Net Asset Value	74.30%
C000011343 | AssetU.S. Agency Securities
Holdings [Line Items]
Percent of Total Investments	12.20%
C000011343 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Total Investments	24.90%
C000011343 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	62.90%